DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Eurozone Hedged Equity ETF

February 28, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.0%
Austria - 1.0%
Agrana Beteiligungs AG	43	$913
ANDRITZ AG	143	6,853
AT&S Austria Technologie & Systemtechnik AG	59	1,737
BAWAG Group AG, 144A*	156	8,101
CA Immobilien Anlagen AG	156	6,691
DO & CO AG*	13	1,010
Erste Group Bank AG*	655	21,567
EVN AG	92	1,998
FACC AG*	51	514
IMMOFINANZ AG*	156	3,126
Lenzing AG*	36	5,160
Oesterreichische Post AG(a)	93	3,748
OMV AG	341	16,400
Palfinger AG	35	1,309
Porr AG*	19	351
Raiffeisen Bank International AG*	371	7,529
S IMMO AG	116	2,441
S&T AG*(a)	108	2,888
Schoeller-Bleckmann Oilfield Equipment AG	35	1,649
Semperit AG Holding*	26	805
Telekom Austria AG	389	2,952
UNIQA Insurance Group AG	336	2,603
Verbund AG	163	12,429
Vienna Insurance Group AG Wiener Versicherung Gruppe	92	2,470
voestalpine AG	282	11,174
Wienerberger AG	297	9,919
Zumtobel Group AG*	67	480

(Cost $128,208)		136,817

Belgium - 3.1%
Ackermans & van Haaren NV	54	8,705
Aedifica SA REIT	73	9,072
Ageas SA/NV	416	23,319
AGFA-Gevaert NV*	430	1,930
Akka Technologies*	31	946
Anheuser-Busch InBev SA/NV	1,766	101,126
Barco NV	156	3,828
Befimmo SA REIT	35	1,421
Bekaert SA	84	3,091
Biocartis Group NV, 144A*	122	649
bpost SA*	235	2,545
Cie d’Entreprises CFE*	19	2,036
Cofinimmo SA REIT	54	8,366
D’ieteren SA/NV	60	5,075
Econocom Group SA/NV	298	1,106
Elia Group SA/NV	74	8,000
Etablissements Franz Colruyt NV	128	7,666
Euronav NV	403	3,574
Fagron	187	4,461
Galapagos NV*	99	8,154
Gimv NV	32	1,873
Groupe Bruxelles Lambert SA	253	25,080
Intervest Offices & Warehouses NV REIT	75	1,941
Ion Beam Applications	51	874
KBC Ancora*	91	3,636
KBC Group NV*	585	42,082
Kinepolis Group NV*	35	1,786
Melexis NV	45	5,321
Mithra Pharmaceuticals SA*	32	795
Montea C.V.A REIT	27	3,036
Ontex Group NV*	188	1,933
Orange Belgium SA	75	2,063
Proximus SADP	376	7,349
Recticel SA	68	1,045
Retail Estates NV REIT	18	1,368
Sioen Industries NV*	19	614
Sofina SA	35	11,592
Solvay SA	171	20,859
Telenet Group Holding NV	116	4,624
Tessenderlo Group SA*	52	2,309
UCB SA	301	29,940
Umicore SA	461	27,066
Van de Velde NV	13	351
Warehouses De Pauw CVA REIT	299	10,224
X-Fab Silicon Foundries SE, 144A*	123	1,055
Xior Student Housing NV REIT	40	2,223

(Cost $523,478)		416,109

Finland - 3.7%
Admicom OYJ	10	1,237
Aktia Bank OYJ	108	1,171
BasWare OYJ*	17	707
Cargotec OYJ, Class B	107	5,629
Caverion OYJ*	306	1,938
Citycon OYJ(a)	180	1,629
Elisa OYJ	330	19,649
Finnair OYJ*	1,305	1,128
Fortum OYJ	1,046	26,112
F-Secure OYJ*	204	913
Huhtamaki OYJ	235	10,570
Kemira OYJ	240	3,872
Kesko OYJ, Class B	605	15,358
Kojamo OYJ	290	5,556
Kone OYJ, Class B*	803	64,022
Konecranes OYJ	158	7,012
Metsa Board OYJ	415	4,622
Metso Outotec OYJ	1,438	16,162
Musti Group OYJ*	64	2,063
Neles OYJ	256	3,163
Neste OYJ	969	63,672
Nokia OYJ*	13,114	52,215

Nokian Renkaat OYJ	300	10,613
Oriola OYJ, Class B	267	649
Orion OYJ, Class B	235	9,632
Outokumpu OYJ*	688	3,357
Revenio Group OYJ	47	2,915
Rovio Entertainment OYJ, 144A	122	916
Sampo OYJ, Class A	1,104	49,112
Sanoma OYJ	163	2,690
Stora Enso OYJ, Class R	1,376	27,103
TietoEVRY OYJ	230	7,115
Tokmanni Group Corp.	140	3,041
UPM-Kymmene OYJ	1,209	46,096
Uponor OYJ	124	2,597
Valmet OYJ	323	10,842
Wartsila OYJ Abp	1,034	11,854
YIT OYJ	322	1,814

(Cost $431,363)		498,746

France - 30.7%
AB Science SA*	60	1,138
ABC arbitrage	52	467
Accor SA*	443	18,472
Aeroports de Paris*	68	8,631
Air France-KLM*(a)	499	3,358
Air Liquide SA(a)	1,110	167,007
Airbus SE*	1,366	158,074
AKWEL	19	671
Albioma SA	51	2,486
ALD SA, 144A	274	4,007
Alstom SA*	622	31,025
Alten SA*	73	8,064
Amundi SA, 144A*	142	10,794
Arkema SA	162	17,885
Atos SE*	231	18,010
Aubay	12	545
AXA SA	4,515	113,310
Beneteau SA*	67	998
BioMerieux	99	12,566
BNP Paribas SA*	2,615	155,469
Boiron SA	13	537
Bollore SA	2,076	9,934
Bonduelle SCA	27	642
Bouygues SA	533	21,582
Bureau Veritas SA*	696	18,802
Capgemini SE	378	60,727
Carmila SA REIT	132	1,997
Carrefour SA	1,422	24,783
Casino Guichard Perrachon SA*(a)	93	2,982
Cellectis SA*	60	1,289
CGG SA*	1,790	2,092
Chargeurs SA	43	1,162
Cie de Saint-Gobain*	1,201	64,368
Cie des Alpes	11	281
Cie Generale des Etablissements Michelin SCA	388	56,060
Cie Plastic Omnium SA	138	4,948
CNP Assurances*	429	7,718
Coface SA*	220	2,402
Covivio REIT	124	10,420
Credit Agricole SA*	2,702	37,866
Danone SA	1,435	97,755
Dassault Aviation SA*	7	7,542
Dassault Systemes SE	311	64,503
Derichebourg SA*	172	1,364
Edenred	569	31,505
Eiffage SA*	197	20,242
Electricite de France SA*	1,461	17,466
Elior Group SA, 144A	250	2,033
Elis SA*	426	7,371
Engie SA*	4,196	61,183
Eramet*	19	1,407
EssilorLuxottica SA	664	108,155
Eurazeo SE*	100	7,402
Eutelsat Communications SA	427	5,146
Faurecia SE*	175	9,039
FFP	11	1,252
Fnac Darty SA*	35	2,122
Gaztransport Et Technigaz SA	51	4,283
Gecina SA REIT	108	14,946
Getlink SE*	999	16,356
Groupe Crit*	5	361
Groupe Guillin	12	335
Guerbet	12	423
Hermes International	74	82,428
ICADE REIT(a)	68	5,021
ID Logistics Group*	5	1,270
Iliad SA	36	6,368
Imerys SA	83	4,280
Innate Pharma SA*(a)	91	408
Interparfums SA*	44	2,546
Ipsen SA	91	7,757
IPSOS	100	3,867
JCDecaux SA*	147	3,478
Kaufman & Broad SA	31	1,371
Kering SA	179	113,364
Klepierre SA REIT	460	10,850
Korian SA*	145	5,039
La Francaise des Jeux SAEM, 144A	219	9,880
Lagardere SCA*	137	3,683
Legrand SA	608	52,759
LISI*	40	985
LNA Sante SA	13	705
L’Oreal SA	585	213,726
LVMH Moet Hennessy Louis Vuitton SE	650	411,735
Maisons du Monde SA, 144A*	100	1,805
Manitou BF SA	19	611

McPhy Energy SA*	48	1,610
Mercialys SA REIT	116	1,262
Mersen SA*	43	1,476
Metropole Television SA*	59	1,179
Natixis SA*	2,162	10,528
Neoen SA, 144A*	70	4,088
Nexans SA*	63	4,891
Nexity SA	100	4,882
Novacyt SA*	134	1,316
Orange SA	4,548	52,394
Orpea SA*	121	14,523
Pernod Ricard SA	492	93,407
Pharmagest Interactive	18	2,128
Publicis Groupe SA	499	29,224
Quadient SA	83	1,895
Remy Cointreau SA	53	10,104
Renault SA*	447	20,023
Rexel SA*	569	10,682
Rubis SCA	220	10,076
Safran SA*	746	101,935
Sanofi	2,648	242,177
Sartorius Stedim Biotech	68	29,700
Schneider Electric SE	1,261	186,911
SCOR SE*	354	11,737
SEB SA	51	9,150
SMCP SA, 144A*	91	568
Societe BIC SA	60	3,366
Societe Generale SA*	1,899	47,051
Sodexo SA*	207	19,786
SOITEC*	52	10,992
Sopra Steria Group*	40	6,501
SPIE SA*	283	6,358
Suez SA	815	16,963
Synergie SE*	11	395
Tarkett SA*	70	1,064
Technip Energies NV*	185	2,385
Teleperformance	139	49,156
Television Francaise 1*	100	872
Thales SA	249	23,566
TOTAL SE(a)	5,857	271,187
Trigano SA	20	3,752
Ubisoft Entertainment SA*	213	17,368
Unibail-Rodamco-Westfield REIT	323	23,703
Valeo SA	537	18,945
Valneva SE*	169	2,259
Veolia Environnement SA	1,239	33,411
Verallia SA, 144A	82	3,013
Vicat SA	50	2,404
Vilmorin & Cie SA	20	1,281
Vinci SA	1,213	125,923
Virbac SA*	8	1,955
Vivendi SE	1,906	65,702
Wendel SE	67	7,655
Worldline SA, 144A*	547	48,707

(Cost $3,627,906)		4,163,282

Germany - 25.8%
Aareal Bank AG*	129	3,424
adidas AG*	443	154,418
ADLER Group SA, 144A*	173	4,905
ADVA Optical Networking SE*	108	1,190
AIXTRON SE*	245	5,572
Allianz SE	970	233,837
alstria office REIT-AG REIT	385	6,401
Amadeus Fire AG*	13	1,848
AURELIUS Equity Opportunities SE & Co. KGaA*	51	1,174
Aurubis AG	75	6,543
BASF SE	2,125	173,654
Basler AG	12	1,260
Bayer AG	2,274	137,514
Bayerische Motoren Werke AG	771	66,513
BayWa AG	32	1,220
Bechtle AG	67	12,635
Beiersdorf AG	243	24,012
Bertrandt AG*	13	707
bet-at-home.com AG	5	229
Bilfinger SE(a)	102	3,631
Borussia Dortmund GmbH & Co. KGaA*	161	1,071
Brenntag SE	357	27,679
CANCOM SE	104	6,651
Carl Zeiss Meditec AG	93	13,948
CECONOMY AG*	432	2,695
Cewe Stiftung & Co. KGaA	13	1,707
Commerzbank AG*	2,362	15,475
CompuGroup Medical SE & Co. KGaA	62	5,319
Continental AG	256	36,725
Covestro AG, 144A	435	31,470
CropEnergies AG	124	1,673
CTS Eventim AG & Co. KGaA*	119	8,098
Daimler AG	1,988	158,909
Datagroup SE	11	857
Delivery Hero SE, 144A*	298	38,005
Dermapharm Holding SE	36	2,558
Deutsche Bank AG*(b)	4,622	56,960
Deutsche Beteiligungs AG	28	1,253
Deutsche Boerse AG	434	70,980
Deutsche EuroShop AG*	100	2,145
Deutsche Lufthansa AG*	704	10,435
Deutsche Pfandbriefbank AG, 144A*	317	3,454
Deutsche Post AG	2,319	114,886
Deutsche Telekom AG	7,721	140,016
Deutsche Wohnen SE	800	37,596
Deutz AG*	290	2,119
DIC Asset AG	107	1,913
Draegerwerk AG & Co. KGaA	4	298

Duerr AG	140	5,527
E.ON SE	5,324	54,280
Eckert & Ziegler Strahlen- und Medizintechnik AG	43	2,949
Elmos Semiconductor SE	22	876
ElringKlinger AG*	67	1,120
Encavis AG(a)	196	4,148
Evonik Industries AG	482	16,220
Evotec SE*	350	13,543
flatexDEGIRO AG*	47	4,956
Fraport AG Frankfurt Airport Services Worldwide*	99	6,247
Freenet AG	322	6,816
Fresenius Medical Care AG & Co. KGaA	493	34,119
Fresenius SE & Co. KGaA	958	40,964
GEA Group AG	371	12,811
Gerresheimer AG	73	7,539
GRENKE AG	70	2,926
Hamborner REIT AG REIT	188	1,969
Hamburger Hafen und Logistik AG	59	1,498
Hannover Rueck SE	141	23,868
HeidelbergCement AG	336	26,546
HelloFresh SE*	338	26,304
Henkel AG & Co. KGaA	241	21,343
HOCHTIEF AG	60	5,346
Home24 SE*	52	1,070
Hornbach Baumarkt AG	15	610
Hornbach Holding AG & Co. KGaA	19	1,793
HUGO BOSS AG	130	4,916
Hypoport SE*	8	5,608
Indus Holding AG	35	1,408
Infineon Technologies AG	3,062	133,000
Jenoptik AG	113	3,621
JOST Werke AG, 144A*	31	1,793
K+S AG	482	5,372
KION Group AG	169	14,261
Kloeckner & Co. SE*	172	1,831
Knorr-Bremse AG	168	21,393
Koenig & Bauer AG*	28	834
Krones AG	35	2,950
KWS Saat SE & Co. KGaA	35	3,074
LANXESS AG	203	15,019
LEG Immobilien AG	165	22,524
LPKF Laser & Electronics AG	68	2,137
MBB SE	5	760
Medios AG*	51	2,184
Merck KGaA	306	49,676
METRO AG	426	4,693
MLP SE	148	1,134
MorphoSys AG*	76	7,648
MTU Aero Engines AG	123	29,236
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	326	95,581
Nagarro SE*	14	1,507
Nemetschek SE	136	8,557
New Work SE	7	1,867
Nordex SE*	155	4,152
Norma Group SE	72	3,424
OHB SE*	13	550
OSRAM Licht AG*	94	5,816
PATRIZIA AG	108	2,951
Pfeiffer Vacuum Technology AG	12	2,311
PNE AG	156	1,417
ProSiebenSat.1 Media SE*(a)	462	9,465
Puma SE*	232	24,627
Rational AG	11	9,410
Rheinmetall AG	106	10,567
RWE AG	1,495	56,531
Salzgitter AG*	82	2,448
SAP SE	2,442	300,709
Scout24 AG, 144A	247	18,611
SGL Carbon SE*	115	955
Siemens AG	1,786	275,784
Siemens Energy AG*	927	34,952
Siemens Healthineers AG, 144A	621	34,339
Siltronic AG(a)	49	8,179
Sixt SE*	36	4,470
SMA Solar Technology AG*	27	1,735
Software AG	121	5,378
STRATEC SE	18	2,567
Stroeer SE & Co. KGaA	74	6,638
Suedzucker AG	166	2,610
Symrise AG	302	35,243
TAG Immobilien AG*	331	9,409
Takkt AG*	76	1,077
TeamViewer AG, 144A*	355	19,060
Telefonica Deutschland Holding AG	2,472	6,592
thyssenkrupp AG*	1,010	13,594
Uniper SE	492	17,215
United Internet AG	250	11,004
Varta AG*	43	5,920
VERBIO Vereinigte BioEnergie AG	59	2,360
Volkswagen AG	80	18,697
Vonovia SE	1,263	80,369
Vossloh AG*	26	1,332
Wacker Chemie AG	40	5,191
Wacker Neuson SE*	68	1,383
Washtec AG*	36	2,120
Wuestenrot & Wuerttembergische AG	43	884
Zalando SE, 144A*	356	36,519
Zeal Network SE	26	1,286
zooplus AG*	11	2,681

(Cost $3,276,153)		3,506,086

Ireland - 2.2%
AerCap Holdings NV*	312	15,032

AIB Group PLC*	2,003	4,502
Bank of Ireland Group PLC*	2,365	9,645
Cairn Homes PLC*	2,144	2,341
CRH PLC	1,819	78,571
Dalata Hotel Group PLC*	395	1,985
Flutter Entertainment PLC*	375	72,144
Glanbia PLC	498	6,459
Glenveagh Properties PLC, 144A*	2,392	2,395
Hibernia REIT PLC REIT	1,580	2,147
Irish Residential Properties REIT PLC REIT	1,310	2,355
Kerry Group PLC, Class A	371	44,741
Kingspan Group PLC*	362	26,316
Origin Enterprises PLC	298	1,250
Smurfit Kappa Group PLC	568	26,837
Uniphar PLC	772	2,291

(Cost $267,799)		299,011

Italy - 7.0%
A2A SpA	3,982	6,700
ACEA SpA	125	2,463
AMCO - Asset Management Co SpA, Class B*(c)	13	0
Amplifon SpA*	265	10,551
Anima Holding SpA, 144A	656	3,149
Arnoldo Mondadori Editore SpA*	223	420
Ascopiave SpA	117	506
Assicurazioni Generali SpA	2,556	47,955
ASTM SpA*	172	5,271
Atlantia SpA*	1,142	21,392
Autogrill SpA*(a)	295	1,904
Azimut Holding SpA	278	6,376
Banca Carige SpA*(c)	462	836
Banca Farmafactoring SpA, 144A*	190	1,247
Banca Generali SpA*	134	4,563
Banca IFIS SpA*	44	558
Banca Mediolanum SpA*	447	3,897
Banca Monte dei Paschi di Siena SpA*(a)	678	988
Banca Popolare di Sondrio SCPA*	1,047	3,014
Banco BPM SpA*	3,334	8,544
Biesse SpA*	28	739
BPER Banca*	2,458	5,381
Brunello Cucinelli SpA*	75	3,088
Buzzi Unicem SpA	257	6,496
Carel Industries SpA, 144A	99	2,047
Cementir Holding NV	60	575
Cerved Group SpA*	466	3,790
CIR SpA-Compagnie Industriali*	1,805	1,069
Credito Emiliano SpA*	216	1,233
Credito Valtellinese SpA*	140	2,031
Danieli & C Officine Meccaniche SpA	27	567
Danieli & C Officine Meccaniche SpA-RSP	76	1,009
Datalogic SpA	43	868
Davide Campari-Milano NV	1,405	15,898
De’ Longhi SpA	164	6,059
DiaSorin SpA	59	11,561
doValue SpA, 144A*	82	1,013
El.En. SpA*	19	634
Enav SpA, 144A	703	3,388
Enel SpA	18,883	178,712
Eni SpA	5,928	67,819
ERG SpA	148	4,236
Falck Renewables SpA	306	2,082
Ferrari NV	298	58,068
Fila SpA*	51	562
Fincantieri SpA*(a)	1,167	967
FinecoBank Banca Fineco SpA*	1,431	25,156
Freni Brembo SpA*	263	3,418
Gruppo MutuiOnline SpA	51	2,418
GVS SpA, 144A*	164	3,285
Hera SpA	2,029	7,232
Illimity Bank SpA*	151	1,621
Immobiliare Grande Distribuzione SIIQ SpA REIT	148	620
Infrastrutture Wireless Italiane SpA, 144A	792	8,232
Interpump Group SpA	188	8,629
Intesa Sanpaolo SpA*	38,310	98,640
Iren SpA	1,444	3,579
Italgas SpA	1,238	7,292
Italmobiliare SpA	35	1,119
Juventus Football Club SpA*	1,177	1,176
La Doria SpA	11	186
Leonardo SpA	969	7,751
Maire Tecnimont SpA*(a)	282	735
MARR SpA*	84	1,911
Mediaset SpA*(a)	602	1,704
Mediobanca Banca di Credito Finanziario SpA*	1,524	15,847
Moncler SpA*	456	28,225
Nexi SpA, 144A*	1,039	18,660
Piaggio & C SpA	402	1,523
Pirelli & C SpA, 144A*	911	5,248
Poste Italiane SpA, 144A	1,146	13,003
Prysmian SpA	563	18,130
RAI Way SpA, 144A	249	1,368
Recordati Industria Chimica e Farmaceutica SpA	250	12,711
Reply SpA	47	5,450
Saipem SpA	1,446	4,044
Salvatore Ferragamo SpA*	100	1,921
Sanlorenzo SpA*	63	1,630
Saras SpA*	1,374	1,070
Sesa SpA*	20	2,717
Snam SpA	4,815	24,958
Societa Cattolica di Assicurazioni SC*(a)	331	1,815
Tamburi Investment Partners SpA	195	1,652
Technogym SpA, 144A*	212	2,310

Telecom Italia SpA	19,913	9,440
Telecom Italia SpA-RSP	13,727	7,357
Terna Rete Elettrica Nazionale SpA	3,426	23,843
Tinexta SpA*	68	1,690
Tod’s SpA*	20	636
UniCredit SpA*	4,806	49,521
Unipol Gruppo SpA*	1,065	5,531
Webuild SpA(a)	431	809
Zignago Vetro SpA	35	602

(Cost $920,867)		956,641

Luxembourg - 1.0%
APERAM SA	132	5,526
ArcelorMittal SA*	1,683	39,309
Aroundtown SA	2,306	16,733
B&S Group SARL, 144A*	59	582
Befesa SA, 144A	91	6,171
Corestate Capital Holding SA*(a)	27	447
Eurofins Scientific SE*	312	27,721
Grand City Properties SA	268	6,577
SES SA	881	7,033
Solutions 30 SE*(a)	223	2,610
Stabilus SA	57	4,261
Tenaris SA	1,152	12,017

(Cost $148,898)		128,987

Netherlands - 13.4%
Aalberts NV	243	11,329
ABN AMRO Bank NV, 144A*	1,023	11,751
Accell Group NV*	60	2,215
Adyen NV, 144A*	43	99,405
Aegon NV	4,202	20,057
Akzo Nobel NV	438	45,216
Alfen Beheer BV, 144A*	38	3,223
AMG Advanced Metallurgical Group NV	75	2,737
Arcadis NV*	164	5,588
Argenx SE*	106	35,503
ASM International NV	111	29,946
ASML Holding NV	994	558,100
ASR Nederland NV	338	14,110
Basic-Fit NV, 144A*	100	4,253
BE Semiconductor Industries NV	178	13,397
Boskalis Westminster*	201	6,179
Brunel International NV*	60	653
Corbion NV	149	8,467
Eurocommercial Properties NV*	99	2,102
Euronext NV, 144A	132	14,206
EXOR NV	262	21,022
Flow Traders, 144A	76	3,098
ForFarmers NV	51	336
Fugro NV*	168	1,781
Heineken Holding NV	262	22,508
Heineken NV	612	60,328
IMCD NV	123	15,130
ING Groep NV	9,090	99,136
Intertrust NV, 144A*	205	3,339
JDE Peet’s NV*	177	7,186
Just Eat Takeaway.com NV, 144A*	299	28,817
Koninklijke Ahold Delhaize NV	2,585	68,118
Koninklijke BAM Groep NV*	728	1,954
Koninklijke DSM NV	395	65,078
Koninklijke KPN NV	8,395	27,429
Koninklijke Philips NV*	2,113	114,610
Koninklijke Vopak NV	165	7,866
NN Group NV	670	30,880
NSI NV REIT	43	1,733
OCI NV*	201	4,317
Pharming Group NV*(a)	1,341	1,780
PostNL NV*	1,000	4,251
Prosus NV*	1,144	135,352
QIAGEN NV*	538	26,614
Randstad NV*	277	18,495
SBM Offshore NV	365	6,467
Shop Apotheke Europe NV, 144A*	27	6,564
SIF Holding NV*	20	380
Signify NV, 144A*	276	12,005
Sligro Food Group NV*	60	1,433
Stellantis NV	4,862	78,807
TKH Group NV	99	4,936
TomTom NV*	172	1,615
Van Lanschot Kempen NV*	68	1,760
Vastned Retail NV REIT	36	1,053
Wereldhave NV REIT*	92	1,541
Wolters Kluwer NV	618	48,974

(Cost $1,179,255)		1,825,130

Portugal - 0.5%
Altri SGPS SA	156	1,138
Banco Comercial Portugues SA, Class R*	21,689	3,067
Corticeira Amorim SGPS SA	119	1,574
CTT-Correios de Portugal SA*	307	926
EDP - Energias de Portugal SA	6,441	36,883
Galp Energia SGPS SA	1,044	11,695
Jeronimo Martins SGPS SA	619	9,597
Mota-Engil SGPS SA*	250	442
Navigator Co. SA*	599	2,032
NOS SGPS SA	672	2,249
REN - Redes Energeticas Nacionais SGPS SA	822	2,251
Semapa-Sociedade de Investimento e Gestao	58	833
Sonae SGPS SA	1,930	1,583

(Cost $75,800)		74,270

Spain - 7.7%
Acciona SA	52	8,370
Acerinox SA	348	4,049
ACS Actividades de Construccion y Servicios SA	640	19,567
Aedas Homes SA, 144A*	58	1,337

Aena SME SA, 144A*	155	26,350
Almirall SA	140	1,867
Amadeus IT Group SA*	1,060	73,539
Applus Services SA*	306	3,149
Atresmedia Corp. de Medios de Comunicacion SA*	202	841
Banco Bilbao Vizcaya Argentaria SA	15,316	85,061
Banco de Sabadell SA	12,773	6,420
Banco Santander SA*	40,288	140,846
Bankia SA	2,910	5,739
Bankinter SA	1,594	10,562
CaixaBank SA	8,388	24,360
Cellnex Telecom SA, 144A*	722	39,244
Cia de Distribucion Integral Logista Holdings SA	155	2,996
CIE Automotive SA	167	4,586
Construcciones y Auxiliar de Ferrocarriles SA	44	1,948
Corp. Financiera Alba SA	48	2,285
Distribuidora Internacional de Alimentacion SA*	3,624	529
Ebro Foods SA	165	3,552
eDreams ODIGEO SA*	182	1,098
Enagas SA	527	11,042
Ence Energia y Celulosa SA*	259	1,328
Endesa SA	754	18,695
Euskaltel SA, 144A	196	1,953
Faes Farma SA	680	3,011
Ferrovial SA	1,087	27,070
Fluidra SA	183	4,924
Fomento de Construcciones y Contratas SA	207	2,450
Gestamp Automocion SA, 144A*	369	2,004
Global Dominion Access SA, 144A*	242	1,169
Grifols SA	688	17,283
Grupo Catalana Occidente SA	109	4,064
Grupo Empresarial San Jose SA	53	337
Iberdrola SA	14,290	179,744
Indra Sistemas SA*	361	3,169
Industria de Diseno Textil SA	2,504	82,509
Inmobiliaria Colonial Socimi SA REIT	617	6,015
Lar Espana Real Estate Socimi SA REIT	218	1,311
Liberbank SA*	6,321	1,968
Mapfre SA	2,740	5,197
Mediaset Espana Comunicacion SA*	512	3,070
Melia Hotels International SA*	258	2,179
Merlin Properties Socimi SA REIT	864	8,950
Metrovacesa SA, 144A*	92	697
Miquel y Costas & Miquel SA	59	997
Naturgy Energy Group SA	694	17,341
Neinor Homes SA, 144A*	130	1,650
Pharma Mar SA	38	5,025
Promotora de Informaciones SA, Class A*	684	825
Prosegur Cash SA, 144A	1,224	1,167
Prosegur Cia de Seguridad SA	625	1,926
Red Electrica Corp. SA	1,009	16,879
Repsol SA	3,498	43,957
Sacyr SA	946	2,388
Siemens Gamesa Renewable Energy SA	561	20,848
Solaria Energia y Medio Ambiente SA*	124	2,783
Solarpack Corp. Tecnologica SA*	52	1,195
Talgo SA, 144A*	242	1,273
Tecnicas Reunidas SA*	76	1,109
Telefonica SA	12,356	52,566
Unicaja Banco SA, 144A*	2,118	1,855
Viscofan SA	90	6,325
Zardoya Otis SA	430	2,771

(Cost $1,281,112)		1,041,314

Switzerland - 0.4%
STMicroelectronics NV
(Cost $24,700)	1,479	57,050

United Kingdom - 0.5%
CNH Industrial NV*	2,394	35,355
Coca-Cola European Partners PLC	481	24,507
Dialog Semiconductor PLC*	172	13,364

(Cost $48,853)		73,226

TOTAL COMMON STOCKS (Cost $11,934,392)		13,176,669

PREFERRED STOCKS - 1.7%
Germany - 1.7%
Bayerische Motoren Werke AG	135	9,130
Draegerwerk AG & Co. KGaA	19	1,451
FUCHS PETROLUB SE	158	8,643
Henkel AG & Co. KGaA	422	41,538
Jungheinrich AG	108	4,652
Porsche Automobil Holding SE	351	28,112
Sartorius AG	84	43,115
Sixt SE	25	1,876
STO SE & Co. KGaA	5	859
Volkswagen AG	428	89,348

(Cost $186,902)		228,724

TOTAL PREFERRED STOCKS (Cost $186,902)		228,724

RIGHTS - 0.0%
Belgium - 0.0%
Xior Student Housing NV*, expires 3/9/21
(Cost $0)	40	29

WARRANTS - 0.0%
Spain - 0.0%
Abengoa SA*, expires 3/31/25
(Cost $43)	7,125	86

EXCHANGE-TRADED FUNDS - 0.1%
iShares MSCI Eurozone ETF (a)
(Cost $8,398)	190	8,508

SECURITIES LENDING COLLATERAL - 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e)
(Cost $85,975)	85,975	$85,975

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d)
(Cost $7,696)	7,696	7,696

TOTAL INVESTMENTS - 99.5% (Cost $12,223,406)		$13,507,687
Other assets and liabilities, net - 0.5%		72,511

NET ASSETS - 100.0%		$13,580,198

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2021 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
COMMON STOCKS — 0.4%
Germany — 0.4%
Deutsche Bank AG *(b)
79,251	1,754	(50,427)	(73,715)	100,097	—	—	4,622	56,960
SECURITIES LENDING COLLATERAL — 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e)
667,973	—	(581,998)(f)	—	—	67	—	85,975	85,975
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d)
290,364	3,394,248	(3,676,916)	—	—	118	—	7,696	7,696

1,037,588	3,396,002	(4,309,341)	(73,715)	100,097	185	—	98,293	150,631

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2021 amounted to $486,811, which is 3.6% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $442,814.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2021.

REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 28, 2021 the Xtrackers MSCI Eurozone Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange- Traded Funds, Securities Lending Collateral and Cash Equivalents
Consumer Discretionary	$2,168,415	16.1%
Industrials	2,142,033	16.0
Financials	1,975,373	14.7
Information Technology	1,723,987	12.9
Health Care	1,058,098	7.9
Materials	1,009,055	7.6
Consumer Staples	947,940	7.1
Utilities	883,171	6.6
Communication Services	616,332	4.6
Energy	527,098	3.9
Real Estate	354,006	2.6

Total	$13,405,508	100.0%

At February 28, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(g)
EURO STOXX 50 Futures	EUR	2	$86,325	$87,523	3/19/2021	$1,198

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2021.

As of February 28, 2021, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(h)	Unrealized Depreciation(h)
Citigroup Global Markets	3/3/2021	EUR	6,224,000	USD	7,566,125	$55,929	$—
JP Morgan & Chase Co.	3/3/2021	EUR	235,000	USD	285,686	2,123	—
JP Morgan & Chase Co.	3/3/2021	EUR	2,880,530	USD	3,501,641	25,847	—
RBC Capital Markets	3/3/2021	EUR	4,300,000	USD	5,227,282	38,683	—
Citigroup Global Markets	3/3/2021	USD	3,284,152	EUR	2,727,900	7,472	—
Citigroup Global Markets	3/3/2021	USD	4,243,668	EUR	3,496,100	—	(25,095)
JP Morgan & Chase Co.	3/3/2021	USD	3,781,630	EUR	3,115,530	—	(22,273)
RBC Capital Markets	3/3/2021	USD	24,070	EUR	20,000	63	—
RBC Capital Markets	3/3/2021	USD	5,195,184	EUR	4,280,000	—	(30,717)
Citigroup Global Markets	4/7/2021	EUR	3,496,100	USD	4,247,080	24,702	—
JP Morgan & Chase Co.	4/7/2021	EUR	3,115,530	USD	3,784,655	21,907	—
JP Morgan & Chase Co.	4/7/2021	EUR	300,000	USD	364,441	2,119	—
RBC Capital Markets	4/7/2021	EUR	4,280,000	USD	5,199,344	30,220	—

Total unrealized appreciation (depreciation)						$209,065	$(78,085)

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2021.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(i)	$13,175,833	$—	$836	$13,176,669
Preferred Stocks	228,724	—	—	228,724
Rights	29	—	—	29
Warrants	86	—	—	86
Exchange-Traded Funds	8,508	—	—	8,508
Short-Term Investments(i)	93,671	—	—	93,671
Derivatives(j)
Forward Foreign Currency Contracts	—	209,065	—	209,065
Futures Contracts	1,198	—	—	1,198

TOTAL	$13,508,049	$209,065	$836	$13,717,950

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(j)
Forward Foreign Currency Contracts	$—	$(78,085)	$—	$(78,085)

TOTAL	$—	$(78,085)	$—	$(78,085)

(i)	See Schedule of Investments for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.